UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: July 1, 2016 to June 30, 2017

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ITEM 1. PROXY VOTING RECORD.

                   ATTACHED ARE THE PROXY VOTING RECORDS FOR:

                        SANDS CAPITAL GLOBAL GROWTH FUND
                  A SERIES OF THE ADVISORS' INNER CIRCLE FUND

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SANDS CAPITAL GLOBAL GROWTH FUND




 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AIRPORTS OF THAILAND PUBLIC CO LTD, BANGKOK
 SECURITY ID: TH0765010010
 Meeting Date: 27-Jan-17    Meeting Type: Annual General Meeting
     In the Situation Where the Chairman of the Meeting
       Suddenly Change the Agenda- And/or Add New Agenda
       During the Meeting, We Will Vote That Agenda
       As-abstain.                                        Non-Voting                  Non-Voting
 1   Matters to be Informed to the Shareholders           Management     For          Voted - For
 2   To Acknowledge the Operating Results of 2016         Management     For          Voted - For
 3   To Approve the Financial Statements for the Fiscal
       Year 2016 Ended September 30, 2016                 Management     For          Voted - For
 4   To Approve the Appropriation of Dividend Payment
       According to the Operating Results in the
       Accounting Period 2016                             Management     For          Voted - For
 5.1 To Elect New Director in Replacement of Those Who
       Retire by Rotation: Mr. Prasong Poontaneat         Management     For          Voted - For
 5.2 To Elect New Director in Replacement of Those Who
       Retire by Rotation: Mr. Manit Nitiprateep          Management     For          Voted - For
 5.3 To Elect New Director in Replacement of Those Who
       Retire by Rotation: Mr. Sarawut Benjakul           Management     For          Voted - For
 5.4 To Elect New Director in Replacement of Those Who
       Retire by Rotation: Mr. Manas Jamveha              Management     For          Voted - For
 5.5 To Elect New Director in Replacement of Those Who
       Retire by Rotation: Police Lieutenant General Manu
       Mekmok                                             Management     For          Voted - For
 6   To Approve the Directors' Remuneration               Management     For          Voted - For
 7   To Appoint an Auditor and Determine the Auditor's
       Remuneration                                       Management     For          Voted - For
 8   To Approve the Change of Par Value of the Company's
       Share and the Amendment to Clause 4 of the
       Memorandum of Association of the Company Regarding
       the Registered Capital to be in Line with Such
       Change of Par Value                                Management     For          Voted - For
 9   Other Matters (if Any)                               Management     For          Voted - Against
ALIBABA GROUP HOLDING LIMITED
 SECURITY ID: 01609W102 TICKER: BABA
 Meeting Date: 13-Oct-16    Meeting Type: Annual
 1A. Election of Director: Daniel Yong Zhang (to Serve
       for A Three Year Term Or Until Such Director's
       Successor is Elected Or Appointed and Duly
       Qualified.)                                        Management     For          Voted - For
 1B. Election of Director: Chee Hwa Tung (to Serve for A
       Three Year Term Or Until Such Director's Successor
       is Elected Or Appointed and Duly Qualified.)       Management     For          Voted - For


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                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1C.  Election of Director: Jerry Yang (to Serve for A
        Three Year Term Or Until Such Director's Successor
        is Elected Or Appointed and Duly Qualified.)       Management     For          Voted - For
 1D.  Election of Director: Wan Ling Martello (to Serve
        for A Three Year Term Or Until Such Director's
        Successor is Elected Or Appointed and Duly
        Qualified.)                                        Management     For          Voted - For
 1E.  Election of Director: Eric Xiandong Jing (to Serve
        Until the Company's Annual General Meeting of
        Shareholders to be Held in 2018 Or Until Such
        Director's Successor is Elected Or Appointed and
        Duly Qualified.)                                   Management     For          Voted - For
 2.   Ratify the Appointment of PricewaterhouseCoopers As
        the Independent Registered Public Accounting Firm
        of the Company.                                    Management     For          Voted - For
ALPHABET INC
 SECURITY ID: 02079K305  TICKER: GOOGL
 Meeting Date: 07-Jun-17           Meeting Type: Annual
 1.1  Director: Larry Page                                 Management     For          Voted - For
 1.2  Director: Sergey Brin                                Management     For          Voted - For
 1.3  Director: Eric E. Schmidt                            Management     For          Voted - For
 1.4  Director: L. John Doerr                              Management     For          Voted - For
 1.5  Director: Roger W. Ferguson, Jr.                     Management     For          Voted - For
 1.6  Director: Diane B. Greene                            Management     For          Voted - For
 1.7  Director: John L. Hennessy                           Management     For          Voted - For
 1.8  Director: Ann Mather                                 Management     For          Voted - For
 1.9  Director: Alan R. Mulally                            Management     For          Voted - For
 1.10 Director: Paul S. Otellini                           Management     For          Voted - For
 1.11 Director: K. Ram Shriram                             Management     For          Voted - For
 1.12 Director: Shirley M. Tilghman                        Management     For          Voted - For
 2.   The Ratification of the Appointment of Ernst &
        Young LLP As Alphabet's Independent Registered
        Public Accounting Firm for the Fiscal Year Ending
        December 31, 2017.                                 Management     For          Voted - For
 3.   The Approval of an Amendment to Alphabet's 2012
        Stock Plan to Increase the Share Reserve by
        15,000,000 Shares of Class C Capital Stock.        Management     For          Voted - For
 4.   The Approval of the 2016 Compensation Awarded to
        Named Executive Officers.                          Management     For          Voted - For
 5.   The Frequency of Future Stockholder Advisory Votes
        Regarding Compensation Awarded to Named Executive
        Officers.                                          Management     3 Years      Voted - 3 Years
 6.   A Stockholder Proposal Regarding Equal Shareholder
        Voting, If Properly Presented at the Meeting.      Shareholder    Against      Voted - For
 7.   A Stockholder Proposal Regarding A Lobbying Report,
        If Properly Presented at the Meeting.              Shareholder    Against      Voted - Against
 8.   A Stockholder Proposal Regarding A Political
        Contributions Report, If Properly Presented at the
        Meeting.                                           Shareholder    Against      Voted - Against


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                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                      PROPOSED BY MGT. POSITION REGISTRANT VOTED
 9.  A Stockholder Proposal Regarding A Report on Gender
       Pay, If Properly Presented at the Meeting.              Shareholder    Against      Voted - Against
 10. A Stockholder Proposal Regarding A Charitable
       Contributions Report, If Properly Presented at the
       Meeting.                                                Shareholder    Against      Voted - Against
 11. A Stockholder Proposal Regarding the Implementation
       of "holy Land Principles," If Properly Presented at
       the Meeting.                                            Shareholder    Against      Voted - Against
 12. A Stockholder Proposal Regarding A Report on "fake
       News," If Properly Presented at the Meeting.            Shareholder    Against      Voted - Against
AMAZON.COM, INC.
 SECURITY ID: 023135106  TICKER: AMZN
 Meeting Date: 23-May-17           Meeting Type: Annual
 1A. Election of Director: Jeffrey P. Bezos                    Management     For          Voted - For
 1B. Election of Director: Tom A. Alberg                       Management     For          Voted - For
 1C. Election of Director: John Seely Brown                    Management     For          Voted - For
 1D. Election of Director: Jamie S. Gorelick                   Management     For          Voted - For
 1E. Election of Director: Daniel P. Huttenlocher              Management     For          Voted - For
 1F. Election of Director: Judith A. McGrath                   Management     For          Voted - For
 1G. Election of Director: Jonathan J. Rubinstein              Management     For          Voted - For
 1H. Election of Director: Thomas O. Ryder                     Management     For          Voted - For
 1I. Election of Director: Patricia Q. Stonesifer              Management     For          Voted - For
 1J. Election of Director: Wendell P. Weeks                    Management     For          Voted - For
 2.  Ratification of the Appointment of Ernst & Young
       LLP As Independent Auditors                             Management     For          Voted - For
 3.  Advisory Vote to Approve Executive Compensation           Management     For          Voted - For
 4.  Advisory Vote on the Frequency of Future Advisory
       Votes on Executive Compensation                         Management     3 Years      Voted - 3 Years
 5.  Approval of the Company's 1997 Stock Incentive
       Plan, As Amended and Restated                           Management     For          Voted - For
 6.  Shareholder Proposal Regarding A Report on Use of
       Criminal Background Checks in Hiring Decisions          Shareholder    Against      Voted - Against
 7.  Shareholder Proposal Regarding Sustainability As an
       Executive Compensation Performance Measure              Shareholder    Against      Voted - Against
 8.  Shareholder Proposal Regarding Vote- Counting
       Practices for Shareholder Proposals                     Shareholder    Against      Voted - Against
ARM HOLDINGS PLC, CAMBRIDGE
 SECURITY ID: GB0000595859
 Meeting Date: 30-Aug-16           Meeting Type: Court Meeting
     Please Note That Abstain is Not A Valid Vote Option
       for This Meeting Type.-please Choose Between "for"
       and "against" Only. Should You Choose to
       Vote-abstain for This Meeting Then Your Vote Will
       be Disregarded by the Issuer Or-issuers Agent.          Non-Voting                  Non-Voting
 1   To Approve the Scheme of Arrangement Contained in
       the Notice of Meeting Dated the 3rd August 2016         Management     For          Voted - For


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                            SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 Meeting Date: 30-Aug-16   Meeting Type: Ordinary General Meeting
 1  Approve Cash Acquisition of Arm Holdings PLC by
      Softbank Group Corp                                 Management     For          Voted - For
    04 Aug 2016: Please Note That the Meeting Type Was
      Changed from Egm to Ogm.-if You Have Already Sent
      in Your Votes, Please Do Not Vote Again Unless
      You-decide to Amend Your Original Instructions.
      Thank You.                                          Non-Voting                  Non-Voting
ASIAN PAINTS LTD, MUMBAI
 SECURITY ID: INE021A01026
 Meeting Date: 27-Jun-17   Meeting Type: Annual General Meeting
 1  To Receive, Consider and Adopt the Audited
      Financial Statements Including Audited Consolidated
      Financial Statements of the Company for the
      Financial Year Ended 31st March, 2017 Together with
      the Reports of the Board of Directors and Auditors
      Thereon                                             Management     For          Voted - For
 2  To Declare Dividend on Equity Shares for the
      Financial Year Ended 31st March, 2017               Management     For          Voted - For
 3  To Appoint A Director in Place of Mr. Abhay Vakil
      (din: 00009151), Who Retires by Rotation and Being
      Eligible, Offers Himself for Re- Appointment        Management     For          Voted - For
 4  To Appoint A Director in Place of Ms. Amrita Vakil
      (din: 00170725), Who Retires by Rotation and Being
      Eligible, Offers Herself for Re- Appointment        Management     For          Voted - For
 5  "Resolved That Pursuant to Sections 139, 142 and
      Other Applicable Provisions, If Any, of the
      Companies Act, 2013 Read with Companies (audit and
      Auditors) Rules, 2014 (including Any Statutory
      Modification(s) Or Re-enactment(s) Thereof for the
      Time Being in Force), the Company Hereby Ratifies
      the Appointment of M/s. Deloitte Haskins & Sells
      LLP, Chartered Accountants (firm Registration
      Number 117366w/w-100018) As the Statutory Auditors
      of the Company to Hold Office from the Conclusion
      of This Annual General Meeting Till the Conclusion
      of the 72nd Annual General Meeting of the Company,
      on Such Remuneration As Shall be Fixed by the Board
      of Directors of the Company for the Financial Year
      Ending 31st March, 2018. Resolved Further That the
      Board of Directors And/or the Company Secretary be
      and are Hereby Authorized to Settle Any Question,
      Difficulty Or Doubt, That May Arise in Giving
      Effect to This Resolution and to Do All Such Acts,
      Deeds and Things As May be Necessary, Expedient and
      Desirable for the Purpose of Giving Effect to This
      Resolution"                                         Management     For          Voted - For
 6  "Resolved That Mr. R. Seshasayee (din: 00047985),
      Who Was Appointed As an Additional / Independent
      Director by the Board of Directors of the Company
      with Effect from 23rd January, 2017 Pursuant to


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                                      SANDS CAPITAL GLOBAL GROWTH FUND
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Sections 149, 152, 161 Schedule IV and Other
      Applicable Provisions, If Any, of the Companies
      Act, 2013 Read with Companies (appointment and
      Qualification of Directors) Rules, 2014 and Sebi
      (listing Obligations and Disclosure Requirements)
      Regulations, 2015 (including Any Statutory
      Modification(s) Or Re-enactments(s) Thereof for the
      Time Being in Force), in Respect of Whom the
      Company Has Received A Notice in Writing from A
      Member Under Section 160 of the Companies Act, 2013
      Proposing His Candidature for the Office of
      Director be and is Hereby Appointed As an
      Independent Director on the Board of Directors of
      the Company to Hold Office for 5 (five) Consecutive
      Years Upto 22nd January, 2022. Resolved Further
      That the Board of Directors And/or the Company
      Secretary, be and are Hereby Authorized to Settle
      Any Question, Difficulty Or Doubt, That May Arise
      in Giving Effect to This Resolution and to Do All
      Such Acts, Deeds and Things As May be Necessary,
      Expedient and Desirable for the Purpose of Giving
      Effect to This Resolution"                          Management     For          Voted - For
7   "Resolved That Pursuant to the Provisions of
      Sections 196, 197, 198, 203, Schedule V and Other
      Applicable Provisions, If Any, of the Companies
      Act, 2013 Read with Companies (appointment and
      Remuneration of Managerial Personnel) Rules, 2014,
      (including Any Statutory Modification(s) Or
      Re-enactment Thereof for the Time Being in Force),
      Approval of the Company be and is Hereby Accorded
      to the Re-appointment of Mr. K.b.s. Anand As the
      Managing Director & Ceo of the Company for A Period
      of Two (2) Years, Commencing from 1st April, 2018
      to 31st March, 2020. Resolved Further That Approval
      be and is Hereby Accorded to the Remuneration,
      Perquisites, Allowances, Benefits and Amenities
      Payable As Per the Terms and Conditions of the
      Agreement to be Entered Into by Mr. K.b.s. Anand
      with the Company for the Aforesaid Re-appointment
      and As Set Out in the Statement Annexed to the
      Notice, Including the Following: Remuneration: A.
      Basic Salary: with Effect from 1st April, 2018, in
      the Range of INR 21,90,000 (rupees Twenty One Lakhs
      and Ninety Thousand Only) to INR 27,37,500 (rupees
      Twenty Seven Lakhs Thirty Seven Thousand and Five
      Hundred Only) Per Month. Further, the Annual
      Increments in the Basic Salary Will be Not
      Exceeding 25% Per Annum at the Discretion of the
      Board of Directors of the Company. B. Commission:
      the Managing Director & CEO Will be Entitled to
      Receive Commission with Effect from 1st April,
      2018, As May be Determined by the Board of
      Directors of the Company from Time to Time, But
      Shall Not Exceed 0.75% of Net Profit of the Company
      As Calculated Under Section 198 and Other
      Applicable Provisions, If Any, of the Companies
      Act, 2013 Read with the Rules Issued Thereunder


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                                        SANDS CAPITAL GLOBAL GROWTH FUND
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        (including Any Statutory Modification(s) Or Re-
        Enactment(s) Thereof for the Time Being in Force),
        for Each Financial Year. Perquisites and Other
        Allowances: (a) the Managing Director & Ceo Will be
        Provided Furnished Accommodation and in Case No
        Accommodation is Provided by the Company, the
        Managing Director & Ceo Shall be Entitled to House
        Rent Allowance Not Exceeding Inr 3,50,000 (rupees
        Three Lakhs and Fifty Thousand Only) Per Month. (b)
        Provident Fund: 12% of the Basic Salary. (c)
        Superannuation: 15% of the Basic Salary. the
        Contribution Stated in (b) and (c) is Subject to
        Any Changes Effected in the Schemes / Rules of the
        Respective Funds As Per the Policy of the Company.
        (d) Car: Provision of Company Cars for Official and
        for Personal Purpose of the Managing Director & Ceo
        Including Maintenance Expenses. (e) Telephone:
        Provision of 2 (two) Telephones at the Residence of
        the Managing Director & Ceo and Internet Broadband
        and Reimbursement of Internet, Mobile and Telephone
        Expenses. Personal International Calls Shall be
        Billed by the Company to the Managing Director &
        Ceo. (f) Other Perquisites and Allowances: the
        Perquisites and Allowances Other Than A, B, C, D
        and E Above Shall be Within an Overall Limit of 55%
        of Annual Basic Salary of the Managing Director &
        Ceo. Such Other Perquisites Will Include Leave
        Travel Assistance, Utilities Expenses,
        Reimbursement of Personal Driver's Salary, Etc. But
        Exclusive of Reimbursement of Medical Expenses, Any
        Insurance Premium Paid As Per the Policy of the
        Company and Reimbursement of Petrol Expenses
        (subject to A Limit of 300 Litres Per Month). the
        Perquisites Shall be Valued As Per the Income Tax
        Act, 1961, Wherever Applicable. Benefits and
        Amenities: Gratuity: Benefits in Accordance with
        the Rules and Regulations in Force in the Company
        from Time to Time. Leave: in Accordance with the
        Practices, Rules and Regulations in Force in the
        Company from Time to Time, Subject to Applicable
        Laws. Loan and Other Schemes: Benefits Under Loan
        and Other Schemes in Accordance with the Practices,
        Rules and Regulations in Force in the Company from
        Time to Time, Subject to Applicable Laws. Other
        Benefits and Amenities: Such Other Benefits and
        Amenities As May be Provided by the Company to
        Other Senior Employees from Time to Time.
        Reimbursement of Costs, Charges and Expenses: the
        Company Shall Pay Or Reimburse to the Managing
        Director & CEO and He Shall be Entitled to be Paid
        And/or to be Reimbursed by the Company All Costs,
        Charges and Expenses That May Have Been Or May be
        Incurred by Him for the Purpose of Or on Behalf of
        the Company. Resolved Further That in the Event of
        Loss Or Inadequacy of Profits in Any Financial Year
        During the Aforesaid Period, the Company Will Pay
        Mr. K.b.s Anand Remuneration, Perquisites,
        Allowances, Benefits and Amenities Not Exceeding


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                                      SANDS CAPITAL GLOBAL GROWTH FUND
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      the Ceiling Laid Down in Schedule V of the
      Companies Act, 2013, As May be Decided by the Board
      of Directors, Subject to Necessary Sanctions and
      Approvals. Resolved Further That the Board of
      Directors of the Company be and are Hereby
      Authorized to Alter And/or Vary the Terms and
      Conditions of the Said Appointment And/ Or Enhance,
      Enlarge, Alter Or Vary the Scope and Quantum of
      Remuneration, Perquisites, Allowances, Benefits and
      Amenities Payable to Mr. K.b.s. Anand in the Light
      of Further Progress of the Company Which Shall be
      in Accordance with the Prescribed Provisions of the
      Companies Act, 2013 and the Rules Made Thereunder
      (including Any Statutory Modification(s) Or
      Re-enactment Thereof, for the Time Being in Force).
      Resolved Further That the Board of Directors And/or
      Company Secretary of the Company be and are Hereby
      Authorized to Settle Any Question, Difficulty Or
      Doubt, That May Arise in Giving Effect to This
      Resolution, Do All Such Acts, Deeds, Matters and
      Things As May be Necessary and Sign and Execute All
      Documents Or Writings As May be Necessary, Proper
      Or Expedient for the Purpose of Giving Effect to
      This Resolution and for Matters Concerned Therewith
      Or Incidental Thereto"                              Management     For          Voted - For
8   "Resolved That Pursuant to Section 148 and Other
      Applicable Provisions, If Any, of the Companies
      Act, 2013 Read with the Companies (audit and
      Auditors) Rules, 2014 and Companies (cost Records
      and Audit) Rules, 2014 (including Any Statutory
      Modification(s) Or Re-enactment(s) Thereof for the
      Time Being in Force), M/s. Ra & Co., Cost
      Accountants (firm Registration Number 000242) be
      and are Hereby Appointed As the Cost Auditors of
      the Company for Conducting Audit of the Cost
      Records, If Required, for the Financial Year Ending
      31st March, 2018 and be Paid Remuneration Not
      Exceeding Inr 5.50 Lakhs (rupees Five Lakhs and
      Fifty Thousand Only) Excluding Service Tax and
      Reimbursement of Out of Pocket Expenses at Actuals,
      If Any, Incurred in Connection with the Audit.
      Resolved Further That the Board of Directors And/or
      the Company Secretary be and are Hereby Authorized
      to Settle Any Question, Difficulty Or Doubt, That
      May Arise in Giving Effect to This Resolution and
      to Do All Such Acts, Deeds and Things As May be
      Necessary, Expedient and Desirable for the Purpose
      of Giving Effect to This Resolution"                Management     For          Voted - For


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                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ASML HOLDINGS N.V.
 SECURITY ID: N07059210  TICKER: ASML
 Meeting Date: 26-Apr-17           Meeting Type: Annual
 4   Proposal to Adopt the Financial Statements of the
       Company for the Financial Year 2016, As Prepared in
       Accordance with Dutch Law                           Management     For          Voted - For
 5   Proposal to Discharge the Members of the Board of
       Management from Liability for Their
       Responsibilities in the Financial Year 2016         Management     For          Voted - For
 6   Proposal to Discharge the Members of the
       Supervisory Board from Liability for Their
       Responsibilities in the Financial Year 2016         Management     For          Voted - For
 8   Proposal to Adopt A Dividend of EUR 1.20 Per
       Ordinary Share                                      Management     For          Voted - For
 9   Proposal to Adopt the Revised Remuneration Policy
       for the Board of Management                         Management     For          Voted - For
 10  Proposal to Approve the Number of Shares for the
       Board of Management                                 Management     For          Voted - For
 11  Proposal to Approve the Number of Stock Options
       And/or Shares for Employees                         Management     For          Voted - For
 13A Proposal to Reappoint Ms. P.F.M. (Pauline) Van Der
       Meer Mohr As Member of the Supervisory Board        Management     For          Voted - For
 13B Proposal to Reappoint Ms. C.M.S. (Carla)
       Smits-nusteling As Member of the Supervisory Board  Management     For          Voted - For
 13C Proposal to Reappoint Mr. D.A. (Doug) Grose As
       Member of the Supervisory Board                     Management     For          Voted - For
 13D Proposal to Reappoint Mr. W.H. (Wolfgang) Ziebart
       As Member of the Supervisory Board                  Management     For          Voted - For
 14  Proposal to Adjust the Remuneration of the
       Supervisory Board                                   Management     For          Voted - For
 15  Proposal to Appoint KPMG Accountants N.v. As
       External Auditor for the Reporting Year 2018        Management     For          Voted - For
 16A Authorization to Issue Ordinary Shares Or Grant
       Rights to Subscribe for Ordinary Shares (5%)        Management     For          Voted - For
 16B Authorization to Restrict Or Exclude Pre- Emption
       Rights                                              Management     For          Voted - For
 16C Authorization to Issue Shares Or Grant Rights to
       Subscribe for Ordinary Shares in Connection with Or
       on the Occasion of Mergers, Acquisitions And/or
       (strategic) Alliances (5%)                          Management     For          Voted - For
 16D Authorization to Restrict Or Exclude Pre- Emption
       Rights                                              Management     For          Voted - For
 17A Proposals to Authorize the Board of Management to
       Acquire Ordinary Shares: Authorization to
       Repurchase Ordinary Shares Up to 10% of the Issued
       Share Capital                                       Management     For          Voted - For
 17B Proposals to Authorize the Board of Management to
       Acquire Ordinary Shares: Authorization to
       Repurchase Additional Ordinary Shares Up to 10% of
       the Issued Share Capital                            Management     For          Voted - For
 18  Proposal to Cancel Ordinary Shares                    Management     For          Voted - For

SANDS CAPITAL GLOBAL GROWTH FUND




 PROPOSAL                                                  PROPOSED BY  MGT. POSITION REGISTRANT VOTED
ASOS PLC, LONDON
 SECURITY ID: GB0030927254
 Meeting Date: 01-Dec-16           Meeting Type: Annual General Meeting
 1   To Adopt the Annual Report and Accounts of the
       Company for the Financial Year Ended 31 August 2016
       Together with the Directors' Report, Strategic
       Report and Auditors' Report                         Management      For          Voted - For
 2   To Approve the Directors' Remuneration Report for
       the Financial Year Ended 31 August 2016             Management      For          Voted - For
 3   To Re-elect Brian McBride As A Director of the
       Company                                             Management      For          Voted - For
 4   To Re-elect Nick Beighton As A Director of the
       Company                                             Management      For          Voted - For
 5   To Re-elect Helen Ashton As A Director of the
       Company                                             Management      For          Voted - For
 6   To Re-elect Ian Dyson As A Director of the Company    Management      For          Voted - For
 7   To Re-elect Rita Clifton As A Director of the
       Company                                             Management      For          Voted - For
 8   To Re-elect Hilary Riva As A Director of the Company  Management      For          Voted - For
 9   To Re-elect Nick Robertson As A Director of the
       Company                                             Management      For          Voted - For
 10  To Re-appoint PricewaterhouseCoopers LLP As
       Auditors of the Company                             Management      For          Voted - For
 11  To Authorise the Directors to Determine the Amount
       of the Auditors' Remuneration                       Management      For          Voted - For
 12  To Authorise the Directors to Allot Shares Under
       Section 551 of the Companies Act 2006               Management      For          Voted - For
 13  To Authorise the Directors to Disapply Statutory
       Pre-emption Rights                                  Management      For          Voted - For
 14  To Authorise the Company to Make Market Purchases
       of Its Own Shares                                   Management      For          Voted - For
BIOGEN INC.
 SECURITY ID: 09062X103  TICKER: BIIB
 Meeting Date: 07-Jun-17           Meeting Type: Annual
 1A. Election of Director: Alexander J. Denner             Management      For          Voted - For
 1B. Election of Director: Caroline D. Dorsa               Management      For          Voted - For
 1C. Election of Director: Nancy L. Leaming                Management      For          Voted - For
 1D. Election of Director: Richard C. Mulligan             Management      For          Voted - For
 1E. Election of Director: Robert W. Pangia                Management      For          Voted - For
 1F. Election of Director: Stelios Papadopoulos            Management      For          Voted - For
 1G. Election of Director: Brian S. Posner                 Management      For          Voted - For
 1H. Election of Director: Eric K. Rowinsky                Management      For          Voted - For
 1I. Election of Director: Lynn Schenk                     Management      For          Voted - For
 1J. Election of Director: Stephen A. Sherwin              Management      For          Voted - For
 1K. Election of Director: Michel Vounatsos                Management      For          Voted - For

                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2.  To Ratify the Selection of PricewaterhouseCoopers
       LLP As Biogen Inc.'s Independent Registered Public
       Accounting Firm for the Fiscal Year Ending December
       31, 2017.                                           Management     For          Voted - For
 3.  Say on Pay - to Approve an Advisory Vote on
       Executive Compensation.                             Management     For          Voted - For
 4.  Say When on Pay - to Approve an Advisory Vote on
       the Frequency of the Advisory Vote on Executive
       Compensation.                                       Management     1 Year       Voted - 1 Year
 5.  To Approve the Biogen Inc. 2017 Omnibus Equity Plan.  Management     For          Voted - For
BIOMARIN PHARMACEUTICAL INC.
 SECURITY ID: 09061G101  TICKER: BMRN
 Meeting Date: 06-Jun-17           Meeting Type: Annual
 1.1 Director: Jean-Jacques Bienaime                       Management     For          Voted - For
 1.2 Director: Willard Dere                                Management     For          Voted - For
 1.3 Director: Michael Grey                                Management     For          Voted - For
 1.4 Director: Elaine J. Heron                             Management     For          Voted - For
 1.5 Director: V. Bryan Lawlis                             Management     For          Voted - For
 1.6 Director: Alan J. Lewis                               Management     For          Voted - For
 1.7 Director: Richard A. Meier                            Management     For          Voted - For
 1.8 Director: David Pyott                                 Management     For          Voted - For
 1.9 Director: Dennis J. Slamon                            Management     For          Voted - For
 2.  To Ratify the Selection of KPMG LLP As the
       Independent Registered Public Accounting Firm for
       BioMarin for the Fiscal Year Ending December 31,
       2017.                                               Management     For          Voted - For
 3.  To Approve, on an Advisory Basis, the Frequency of
       the Stockholders' Approval, on an Advisory Basis,
       of the Compensation of the Company's Named
       Executive Officers As Disclosed in the Proxy
       Statement.                                          Management     1 Year       Voted - 1 Year
 4.  To Approve, on an Advisory Basis, the Compensation
       of the Company's Named Executive Officers As
       Disclosed in the Proxy Statement.                   Management     For          Voted - For
 5.  To Approve the 2017 Equity Incentive Plan.            Management     For          Voted - For
 6.  To Approve Amendments to BioMarin's Amended and
       Restated Certificate of Incorporation, As Amended,
       to (i) Increase the Total Number of Authorized
       Shares of Common Stock from 250,000,000 Shares to
       500,000,000 Shares, and (ii) Make Certain Minor
       Administrative Changes.                             Management     For          Voted - For
CHIPOTLE MEXICAN GRILL, INC.
 SECURITY ID: 169656105  TICKER: CMG
 Meeting Date: 25-May-17           Meeting Type: Annual
 1.1 Director: Al Baldocchi                                Management     For          Voted - For
 1.2 Director: Paul T. Cappuccio                           Management     For          Voted - For

SANDS CAPITAL GLOBAL GROWTH FUND




 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1.3 Director: Steve Ells                                   Management     For          Voted - For
 1.4 Director: Neil Flanzraich                              Management     For          Voted - For
 1.5 Director: Robin Hickenlooper                           Management     For          Voted - For
 1.6 Director: Kimbal Musk                                  Management     For          Voted - For
 1.7 Director: Ali Namvar                                   Management     For          Voted - For
 1.8 Director: Matthew H. Paull                             Management     For          Voted - For
 2.  An Advisory Vote to Approve the Compensation of our
       Executive Officers As Disclosed in the Proxy
       Statement ("say-on- Pay").                           Management     For          Voted - For
 3.  An Advisory Vote on the Frequency of Future
       Say-on-pay Votes.                                    Management     1 Year       Voted - 1 Year
 4.  Ratification of the Appointment of Ernst & Young
       LLP As our Independent Registered Public Accounting
       Firm for the Year Ending December 31, 2017.          Management     For          Voted - For
 5.  A Shareholder Proposal, If Properly Presented at
       the Meeting, Requesting That the Board of Directors
       Implement Changes to Chipotle's Governing Documents
       to Lower the Threshold for Shareholders to Call
       Special Meetings of Shareholders to an Aggregate of
       15% of our Outstanding Common Stock.                 Shareholder    Against      Voted - Against
CP ALL PUBLIC COMPANY LTD
 SECURITY ID: TH0737010Y16
 Meeting Date: 20-Apr-17    Meeting Type: Annual General Meeting
 1   To Certify the Minute of the Annual General Meeting
       of Shareholders 2016                                 Management     For          Voted - For
 2   To Consider the Board of Directors' Report
       Regarding Operations of the Company in the Past Year Management     For          Voted - For
 3   To Consider and Approve Balance Sheet and Income
       Statement for the Year Ended December 31, 2016       Management     For          Voted - For
 4   To Consider and Approve the Allocation of Profit
       for Legal Reserve and the Cash Dividend Payment      Management     For          Voted - For
 5.1 To Consider and Approve the Appointment of the
       Company's Director to Replace the Director Who is
       Retired by Rotation: Mr. Prasert Jarupanich          Management     For          Voted - For
 5.2 To Consider and Approve the Appointment of the
       Company's Director to Replace the Director Who is
       Retired by Rotation: Mr. Narong Chearavanont         Management     For          Voted - For
 5.3 To Consider and Approve the Appointment of the
       Company's Director to Replace the Director Who is
       Retired by Rotation: Mr.Pittaya Jearavisitkul        Management     For          Voted - For
 5.4 To Consider and Approve the Appointment of the
       Company's Director to Replace the Director Who is
       Retired by Rotation: Piyawat Titasattavorakul        Management     For          Voted - For
 5.5 To Consider and Approve the Appointment of the
       Company's Director to Replace the Director Who is
       Retired by Rotation: Mr. Umroong Sanphasitvong       Management     For          Voted - For
 6   To Consider and Approve the Directors' Remuneration    Management     For          Voted - For
 7   To Consider and Approve the Appointment of the
       Company's Auditors and Fix the Auditors'
       Remuneration                                         Management     For          Voted - For

                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 8   To Acknowledge the Progress of Elevating the
       Company's Corporate Governance                      Management     For          Voted - For
 9   Others (if Any)                                       Management     Abstain      Voted - Abstain
     27 Feb 2017: in the Situation Where the Chairman of
       the Meeting Suddenly-change the Agenda And/or Add
       New Agenda During the Meeting, We Will Vote
       That-agenda As Abstain.                             Non-Voting                  Non-Voting
     27 Feb 2017: Please Note That This is A Revision
       Due to Addition of Comment.-if You Have Already
       Sent in Your Votes, Please Do Not Vote Again Unless
       You-decide to Amend Your Original Instructions.
       Thank You.                                          Non-Voting                  Non-Voting
EDWARDS LIFESCIENCES CORPORATION
 SECURITY ID: 28176E108  TICKER: EW
 Meeting Date: 11-May-17           Meeting Type: Annual
 1A. Election of Director: Michael A. Mussallem            Management     For          Voted - For
 1B. Election of Director: Kieran T. Gallahue              Management     For          Voted - For
 1C. Election of Director: Leslie S. Heisz                 Management     For          Voted - For
 1D. Election of Director: William J. Link, Ph.D.          Management     For          Voted - For
 1E. Election of Director: Steven R. Loranger              Management     For          Voted - For
 1F. Election of Director: Martha H. Marsh                 Management     For          Voted - For
 1G. Election of Director: Wesley W. Von Schack            Management     For          Voted - For
 1H. Election of Director: Nicholas J. Valeriani           Management     For          Voted - For
 2.  Advisory Vote to Approve Executive Compensation
       Every One, Two Or Three Years                       Management     1 Year       Voted - 1 Year
 3.  Advisory Vote to Approve Compensation of Named
       Executive Officers                                  Management     For          Voted - For
 4.  Amendment and Restatement of the Long- Term Stock
       Incentive Compensation Program                      Management     For          Voted - For
 5.  Amendment and Restatement of the U.S. Employee
       Stock Purchase Plan                                 Management     For          Voted - For
 6.  Ratification of Appointment of Independent
       Registered Public Accounting Firm                   Management     For          Voted - For
FACEBOOK INC.
 SECURITY ID: 30303M102  TICKER: FB
 Meeting Date: 01-Jun-17           Meeting Type: Annual
 1.1 Director: Marc L. Andreessen                          Management     For          Voted - For
 1.2 Director: Erskine B. Bowles                           Management     For          Voted - For
 1.3 Director: S.D.Desmond-Hellmann                        Management     For          Voted - For
 1.4 Director: Reed Hastings                               Management     For          Voted - For
 1.5 Director: Jan Koum                                    Management     For          Voted - For
 1.6 Director: Sheryl K. Sandberg                          Management     For          Voted - For
 1.7 Director: Peter A. Thiel                              Management     For          Voted - For
 1.8 Director: Mark Zuckerberg                             Management     For          Voted - For

                             SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2.  To Ratify the Appointment of Ernst & Young LLP As
       Facebook, Inc.'s Independent Registered Public
       Accounting Firm for the Fiscal Year Ending December
       31, 2017.                                           Management     For          Voted - For
 3.  A Stockholder Proposal Regarding Change in
       Stockholder Voting.                                 Shareholder    Against      Voted - Against
 4.  A Stockholder Proposal Regarding A Lobbying Report.   Shareholder    Against      Voted - Against
 5.  A Stockholder Proposal Regarding False News.          Shareholder    Against      Voted - Against
 6.  A Stockholder Proposal Regarding A Gender Pay
       Equity Report.                                      Shareholder    Against      Voted - Against
 7.  A Stockholder Proposal Regarding an Independent
       Chair.                                              Shareholder    Against      Voted - Against
FAST RETAILING CO.,LTD.
 SECURITY ID: JP3802300008
 Meeting Date: 24-Nov-16    Meeting Type: Annual General Meeting
 1.1 Appoint A Director Yanai, Tadashi                     Management     For          Voted - For
 1.2 Appoint A Director Hambayashi, Toru                   Management     For          Voted - For
 1.3 Appoint A Director Hattori, Nobumichi                 Management     For          Voted - For
 1.4 Appoint A Director Murayama, Toru                     Management     For          Voted - For
 1.5 Appoint A Director Shintaku, Masaaki                  Management     For          Voted - For
 1.6 Appoint A Director Nawa, Takashi                      Management     For          Voted - For
 2.1 Appoint A Corporate Auditor Yasumoto, Takaharu        Management     For          Voted - For
 2.2 Appoint A Corporate Auditor Kaneko, Keiko             Management     For          Voted - For
 2.3 Appoint A Corporate Auditor Shinjo, Masaaki           Management     For          Voted - For
GENMAB A/S, COPENHAGEN
 SECURITY ID: DK0010272202
 Meeting Date: 28-Mar-17    Meeting Type: Annual General Meeting
     In the Majority of Meetings the Votes are Cast with
       the Registrar Who Will-follow Client Instructions.
       in A Small Percentage of Meetings There is
       No-registrar and Clients Votes May be Cast by the
       Chairman of the Board Or A-board Member As Proxy.
       Clients Can Only Expect Them to Accept
       Pro-management-votes. the Only Way to Guarantee
       That Abstain And/or Against Votes Are-represented
       at the Meeting is to Send Your Own Representative
       Or Attend The-meeting in Person. the Sub Custodian
       Banks Offer Representation Services For- an Added
       Fee If Requested. Thank You                         Non-Voting                  Non-Voting
     Please be Advised That Split and Partial Voting is
       Not Authorised for A-beneficial Owner in the Danish
       Market. Please Contact Your Global Custodian-for
       Further Information.                                Non-Voting                  Non-Voting
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power Of- Attorney (POA) is
       Required in Order to Lodge and Execute Your Voting-

                            SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Instructions in This Market. Absence of A POA, May
       Cause Your Instructions To-be Rejected. If You Have
       Any Questions, Please Contact Your Client Service-
       Representative                                      Non-Voting                  Non-Voting
     Please Note That Shareholders are Allowed to Vote
       'in Favor' Or 'abstain'-only for Resolution Numbers
       "4.1 to 4.6". Thank You                             Non-Voting                  Non-Voting
 1   Report of the Board of Directors on the Company's
       Activities During the Year                          Non-Voting                  Non-Voting
 2   Approval of the Audited Annual Report and Discharge
       of the Board of Directors and the Executive
       Management                                          Management     For          Voted - For
 3   Decision As to the Distribution of Profit According
       to the Approved Annual Report                       Management     For          Voted - For
 4.1 Re-election of Mats Pettersson                        Management     For          Voted - For
 4.2 Re-election of Dr. Anders Gersel Pedersen             Management     For          Voted - For
 4.3 Re-election of Pernille Erenbjerg                     Management     For          Voted - For
 4.4 Re-election of Dr. Paolo Paoletti                     Management     For          Voted - For
 4.5 Election of Rolf Hoffmann                             Management     For          Voted - For
 4.6 Election of Deirdre P. Connelly                       Management     For          Voted - For
 5   Election of Auditor: Re-election of
       PricewaterhouseCoopers Statsautoriseret
       Revisionspartnerselskab                             Management     For          Voted - For
 6.A Proposals from the Board of Directors: Amendment of
       the General Guidelines for Incentive-based
       Remuneration of the Board of Directors and the
       Executive Management                                Management     For          Voted - For
 6.B Proposals from the Board of Directors: Adoption of
       the Board of Directors' Remuneration for 2017       Management     For          Voted - For
 6.C Proposals from the Board of Directors: Amendment of
       Article 5 (authorization to Issue Warrants)         Management     For          Voted - For
 6.D Proposals from the Board of Directors: Insertion of
       New Article 17 (language of Company Announcements)  Management     For          Voted - For
 7   Authorization of Chairman of General Meeting to
       Register Resolutions Passed by General Meeting      Management     For          Voted - For
 8   Miscellaneous                                         Non-Voting                  Non-Voting
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED
 SECURITY ID: INE001A01036
 Meeting Date: 27-Jul-16   Meeting Type: Annual General Meeting
 1.A Adoption of the Audited Financial Statement of the
       Corporation for the Financial Year Ended March 31,
       2016 Together with the Reports of the Board of
       Directors and Auditors Thereon                      Management     For          Voted - For
 1.B Adoption of the Audited Consolidated Financial
       Statement for the Financial Year Ended March 31,
       2016 Together with the Report of the Auditors
       Thereon                                             Management     For          Voted - For
 2   Declaration of Final Dividend on Equity Shares of
       the Corporation                                     Management     For          Voted - For

                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                      PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3   Appointment of Mr. D. M. Sukthankar, Who Retires by
       Rotation And, Being Eligible, Offers Himself for
       Re-appointment: (din: 00034416)                         Management     For          Voted - For
 4   Ratification of the Appointment of Messrs Deloitte
       Haskins & Sells LLP, Chartered Accountants As the
       Auditors of the Corporation and Fixing Their
       Remuneration: (firm Registration No.
       117366w/w-100018                                        Management     For          Voted - For
 5   Ratification of the Appointment of Messrs Pkf,
       Chartered Accountants As the Auditors of the
       Corporation's Office at Dubai: (firm Registration
       No. 10 Issued by the Ministry of Economy, U.A.E.)       Management     For          Voted - For
 6   Approval to Issue Redeemable Non- Convertible
       Debentures on A Private Placement Basis, Up to an
       Amount Not Exceeding Rs 85,000 Crore                    Management     For          Voted - For
 7   Approval of Related Party Transactions with HDFC
       Bank Limited                                            Management     For          Voted - For
 8   Authority to the Board of Directors of the
       Corporation to Borrow Monies for the Purposes of
       the Business of the Corporation Up to an Amount Not
       Exceeding Rs 3,50,000 Crore                             Management     For          Voted - For
 9   Re-appointment of Mr. Keki M. Mistry As the
       Managing Director (designated As the "vice Chairman
       & Chief Executive Officer") of the Corporation, for
       A Period of 3 Years, with Effect from November 14,
       2015: (holding Din: 00008886)                           Management     For          Voted - For
 Meeting Date: 10-Mar-17           Meeting Type: Other Meeting
     Please Note That This is A Postal Meeting
       Announcement. A Physical Meeting Is-not Being Held
       for This Company. Therefore, Meeting Attendance
       Requests Are-not Valid for This Meeting. If You
       Wish to Vote, You Must Return Your-instructions by
       the Indicated Cutoff Date. Please Also Note That
       Abstain Is-not A Valid Vote Option at Postal Ballot
       Meetings. Thank You                                     Non-Voting                  Non-Voting
 1   Increase in the Authorised Share Capital and
       Amendments to the Capital Clause of the Memorandum
       of Association of Housing Development Finance
       Corporation Limited: Clause V                           Management     For          Voted - For
 2   Approval for Issuance of Equity Shares Under
       Employees Stock Option Scheme - 2017 to the
       Employees and Directors of Housing Development
       Finance Corporation Limited                             Management     For          Voted - For
ILLUMINA, INC.
 SECURITY ID: 452327109  TICKER: ILMN
 Meeting Date: 30-May-17           Meeting Type: Annual
 1A. Election of Director: Caroline D. Dorsa                   Management     For          Voted - For
 1B. Election of Director: Robert S. Epstein, M.D.             Management     For          Voted - For
 1C. Election of Director: Philip W. Schiller                  Management     For          Voted - For

                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2.  To Ratify the Appointment of Ernst & Young LLP As
       our Independent Registered Public Accounting Firm
       for the Fiscal Year Ending December 31, 2017.       Management     For          Voted - For
 3.  To Approve, on an Advisory Basis, the Compensation
       of the Named Executive Officers As Disclosed in the
       Proxy Statement.                                    Management     For          Voted - For
 4.  To Recommend, by Non-binding Vote, the Frequency of
       Executive Compensation Votes.                       Management     1 Year       Voted - 1 Year
 5.  To Approve an Amendment to our Certificate of
       Incorporation to Remove Certain Supermajority
       Voting Requirements As Disclosed in the Proxy
       Statement.                                          Management     For          Voted - For
LAS VEGAS SANDS CORP.
 SECURITY ID: 517834107  TICKER: LVS
 Meeting Date: 08-Jun-17           Meeting Type: Annual
 1.1 Director: Charles D. Forman                           Management     For          Voted - For
 1.2 Director: Steven L. Gerard                            Management     For          Voted - For
 1.3 Director: George Jamieson                             Management     For          Voted - For
 1.4 Director: Lewis Kramer                                Management     For          Voted - For
 2.  Ratification of the Selection of Deloitte & Touche
       LLP As the Company's Independent Registered Public
       Accounting Firm for the Year Ending December 31,
       2017                                                Management     For          Voted - For
 3.  An Advisory (non-binding) Vote to Approve the
       Compensation of the Named Executive Officers        Management     For          Voted - For
 4.  An Advisory (non-binding) Vote on How Frequently
       Stockholders Should Vote to Approve the
       Compensation of the Named Executive Officers        Management     1 Year       Voted - 1 Year
LINKEDIN CORPORATION
 SECURITY ID: 53578A108  TICKER: LNKD
 Meeting Date: 19-Aug-16           Meeting Type: Special
 1.  To Adopt the Agreement and Plan of Merger, Dated As
       of June 11, 2016, As It May be Amended from Time to
       Time, by and Among Linkedin Corporation, Microsoft
       Corporation and Liberty Merger Sub Inc. (the
       "merger Agreement").                                Management     For          Voted - For
 2.  To Approve Any Proposal to Adjourn the Special
       Meeting to A Later Date Or Dates, If Necessary Or
       Appropriate, to Solicit Additional Proxies If There
       are Insufficient Votes to Adopt the Merger
       Agreement at the Time of the Special Meeting.       Management     For          Voted - For
 3.  To Approve, by Non-binding, Advisory Vote,
       Compensation That Will Or May Become Payable by
       Linkedin Corporation to Its Named Executive
       Officers in Connection with the Merger.             Management     For          Voted - For

SANDS CAPITAL GLOBAL GROWTH FUND




 PROPOSAL                                                  PROPOSED BY  MGT. POSITION REGISTRANT VOTED
MARUTI SUZUKI INDIA LTD, NEW DELHI
 SECURITY ID: INE585B01010
 Meeting Date: 08-Sep-16           Meeting Type: Annual General Meeting
 1   To Receive, Consider and Adopt the Financial
       Statements of the Company for the Year Ended 31st
       March 2016 Including the Audited Balance Sheet As
       at 31st March 2016, the Statement of Profit and
       Loss for the Year Ended on That Date and the
       Reports of the Board of Directors and Auditors
       Thereon                                             Management      For          Voted - For
 2   To Declare Dividend on Equity Shares                  Management      For          Voted - For
 3   To Appoint A Director in Place of Mr. R.C.Bhargava
       (din: 00007620), Who Retires by Rotation and Being
       Eligible, Offers Himself for Re-appointment         Management      For          Voted - For
 4   To Appoint A Director in Place of Mr. Kazuhiko
       Ayabe (din: 02917011), Who Retires by Rotation and
       Being Eligible, Offers Himself for Re-appointment   Management      For          Voted - For
 5   Appointment of M/s Deloitte Haskins & Sells LLP As
       Auditors                                            Management      For          Voted - For
 6   Re-appointment of Mr. Kenichi Ayukawa As Managing
       Director and Chief Executive Officer                Management      For          Voted - For
 7   Re-appointment of Mr. Toshiaki Hasuike As Joint
       Managing Director                                   Management      For          Voted - For
 8   Ratification of Remuneration of M/s R.J.Goel & Co.,
       the Cost Auditors                                   Management      For          Voted - For
MEDIDATA SOLUTIONS, INC.
 SECURITY ID: 58471A105  TICKER: MDSO
 Meeting Date: 30-May-17           Meeting Type: Annual
 1A. Election of Director: Tarek A. Sherif                 Management      For          Voted - For
 1B. Election of Director: Glen M. de Vries                Management      For          Voted - For
 1C. Election of Director: Carlos Dominguez                Management      For          Voted - For
 1D. Election of Director: Neil M. Kurtz                   Management      For          Voted - For
 1E. Election of Director: George W. McCulloch             Management      For          Voted - For
 1F. Election of Director: Lee A. Shapiro                  Management      For          Voted - For
 1G. Election of Director: Robert B. Taylor                Management      For          Voted - For
 2.  To Approve, on an Advisory Basis, Named Executive
       Officer Compensation (the "say on Pay Vote").       Management      For          Voted - For
 3.  To Approve the Medidata Solutions, Inc. 2017
       Long-term Incentive Plan.                           Management      For          Voted - For
 4.  To Ratify the Appointment of Deloitte & Touche LLP
       As the Company's Independent Registered Public
       Accounting Firm for the Year Ending December 31,
       2017.                                               Management      For          Voted - For
 5.  To Approve, on an Advisory Basis, the Frequency of
       Holding the Say on Pay Vote in the Future (the "say
       When on Pay Vote").                                 Management      1 Year       Voted - 1 Year

                          SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
MONSANTO COMPANY
 SECURITY ID: 61166W101 TICKER: MON
 Meeting Date: 13-Dec-16 Meeting Type: Special
 1.  To Adopt the Agreement and Plan of Merger, Dated As
       of September 14, 2016 (as It May be Amended from
       Time to Time, the "merger Agreement"), by and Among
       Monsanto Company (the "company"), Bayer
       Aktiengesellschaft, A German Stock Corporation
       ("bayer"), and Kwa Investment Co., A Delaware
        (due to Space Limits, See Proxy Statement for
       Full Proposal).                                     Management     For          Voted - For
 2.  To Approve, on an Advisory (non-binding) Basis,
       Certain Compensation That May be Paid Or Become
       Payable to the Company's Named Executive Officers
       in Connection with the Merger.                      Management     For          Voted - For
 3.  To Approve the Adjournment of the Special Meeting,
       If Necessary Or Appropriate, Including to Solicit
       Additional Proxies If There are Insufficient Votes
       at the Time of the Special Meeting to Approve the
       Proposal to Adopt the Merger Agreement Or in the
       Absence of A Quorum.                                Management     For          Voted - For
 Meeting Date: 27-Jan-17 Meeting Type: Annual
 1A. Election of Director: Dwight M. "Mitch" Barns         Management     For          Voted - For
 1B. Election of Director: Gregory H. Boyce                Management     For          Voted - For
 1C. Election of Director: David L. Chicoine, Ph.D.        Management     For          Voted - For
 1D. Election of Director: Janice L. Fields                Management     For          Voted - For
 1E. Election of Director: Hugh Grant                      Management     For          Voted - For
 1F. Election of Director: Arthur H. Harper                Management     For          Voted - For
 1G. Election of Director: Laura K. Ipsen                  Management     For          Voted - For
 1H. Election of Director: Marcos M. Lutz                  Management     For          Voted - For
 1I. Election of Director: C. Steven McMillan              Management     For          Voted - For
 1J. Election of Director: Jon R. Moeller                  Management     For          Voted - For
 1K. Election of Director: George H. Poste, Ph.D., D.V.M.  Management     For          Voted - For
 1L. Election of Director: Robert J. Stevens               Management     For          Voted - For
 1M. Election of Director: Patricia Verduin, Ph.D.         Management     For          Voted - For
 2.  Ratify the Appointment of Deloitte & Touche LLP As
       our Independent Registered Public Accounting Firm
       for Fiscal 2017.                                    Management     For          Voted - For
 3.  Advisory (non-binding) Vote to Approve Executive
       Compensation.                                       Management     For          Voted - For
 4.  Advisory (non-binding) Vote on Frequency of
       Advisory Votes on Executive Compensation.           Management     1 Year       Voted - 1 Year
 5.  Approval of Performance Goals Under, and an
       Amendment To, the Long-term Incentive Plan.         Management     For          Voted - For
 6.  Shareowner Proposal: Lobbying Report.                 Shareholder    Against      Voted - Against
 7.  Shareowner Proposal: Glyphosate Report.               Shareholder    Against      Voted - Against

SANDS CAPITAL GLOBAL GROWTH FUND




 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
MOTHERSON SUMI SYSTEMS LTD, NOIDA
 SECURITY ID: INE775A01035
 Meeting Date: 31-Aug-16   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For- All Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                  Non-Voting
 1  Adoption of Financial Statements for the Year Ended
      March 31, 2016                                      Management     For          Voted - For
 2  Approval of Interim Dividend As Final Dividend for
      the Year Ended March 31, 2016: to Confirm the
      Interim Dividend of Rs. 2.50 Per Equity Share
      (250%) Paid As Final Dividend for the Year Ended
      March 31, 2016                                      Management     For          Voted - For
 3  Re-appointment of Ms. Noriyo Nakamura, Who Retires
      by Rotation, Being Eligible, Seek Reappointment     Management     For          Voted - For
 4  Ratification of Appointment of Auditor and Fixing
      Their Remuneration: the Appointment of M/s. Price
      Waterhouse Chartered Accountants LLP (firm
      Registration No.- 012754n/n500016),                 Management     For          Voted - For
 5  Appointment of Mr. Naveen Ganzu As an Independent
      Director for A Period of 5 Years                    Management     For          Voted - For
 6  Revision of the Salary of Mr. Pankaj Mital,
      Whole-time Director of the Company                  Management     For          Voted - For
 7  Payment of Commission to the Non- Executive
      Directors                                           Management     For          Voted - For
 8  Approve the Remuneration for Cost Auditor for the
      Financial Year 2016-17                              Management     For          Voted - For
 9  Issuance of Equity Shares on Preferential Basis       Management     For          Voted - For
 10 Issuance of Foreign Currency Convertible Bond (FCCB)  Management     For          Voted - For
 11 Issuance of Equity Shares Through Qualified
      Institutional Placement ("QIP")                     Management     For          Voted - For
 12 Enhancement of the Limit of Holding of Foreign
      Institutional Investor / Foreign Portfolio Investor
      Holders                                             Management     For          Voted - For
 Meeting Date: 16-May-17   Meeting Type: Other Meeting
    Please Note That This is A Postal Meeting
      Announcement. A Physical Meeting Is-not Being Held
      for This Company. Therefore, Meeting Attendance
      Requests Are-not Valid for This Meeting. If You
      Wish to Vote, You Must Return Your-instructions by
      the Indicated Cutoff Date. Please Also Note That
      Abstain Is-not A Valid Vote Option at Postal Ballot
      Meetings. Thank You                                 Non-Voting                  Non-Voting
 1  Special Resolution for Creation of Charges on the
      Assets of the Company                               Management     For          Voted - For

                           SANDS CAPITAL GLOBAL GROWTH FUND
PROPOSAL                                                          PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 25-Jun-17   Meeting Type: Other Meeting
    Please Note That This is A Postal Meeting
      Announcement. A Physical Meeting Is-not Being Held
      for This Company. Therefore, Meeting Attendance
      Requests Are-not Valid for This Meeting. If You
      Wish to Vote, You Must Return Your-instructions by
      the Indicated Cutoff Date. Please Also Note That
      Abstain Is-not A Valid Vote Option at Postal Ballot
      Meetings. Thank You                                          Non-Voting                 Non-Voting
1   Resolved That in Accordance with Section 63 and
      Other Applicable Provisions, If Any, of the
      Companies Act, 2013 Read with Rules Frame
      Thereunder, (including Any Statutory
      Modification(s) Or Re-enactment Thereof for the
      Time Being in Force), the Relevant Provisions of
      the Memorandum and Articles of Association of the
      Company and the Recommendation of the Board of
      Directors (hereinafter Referred to As "the Board",
      Which Expression Shall be Deemed to Include A
      Committee of Directors Duly Authorised in This
      Behalf) of the Company and Subject to the
      Regulations and Guidelines Issued by the Securities
      and Exchange Board of India ("sebi") Including the
      Applicable Provisions of the Securities and
      Exchange Board of India (issue of Capital and
      Disclosure Requirements) Regulations, 2009, As
      Amended ("sebi Regulations") and Other Applicable
      Regulatory Authorities, and Such Permissions,
      Sanctions and Approvals As May be Required in This
      Regard, Consent of the Members of the Company be
      and is Hereby Accorded to the Board for
      Capitalization of Such Sum of the Securities
      Premium Account / Free Reserves of the Company, As
      May be Considered Necessary by the Board for the
      Purpose of Issuance of Bonus Shares of Re. 1/-
      Each, Credited As Fully Paid Up Shares to the
      Holders of the Existing Equity Shares of the
      Company Whose Names Appear in the Register of
      Members on Such Date ("record Date") As May be
      Fixed by the Board in This Regard, in the
      Proportion of One Equity Share for Every Two
      Existing Equity Shares Held by the Members.
      Resolved Further That the Allotment of Bonus Shares
      to the Extent That They Relate to Non-resident
      Members of the Company, Shall be Subject to the
      Approval, If Any, of the Reserve Bank of India
      Under the Foreign Exchange Management Act, 1999 As
      May be Deemed Necessary. Resolved Further That the
      Bonus Shares to be Allotted Subject to the
      Memorandum and Articles of Association of the
      Company and Shall Rank in All Respects Pari Passu
      with the Existing Equity Shares of the Company with
      A Right to Participate in Dividend, If Any, to be
      Declared After the Date of Allotment of These Bonus
      Shares. Resolved Further That If As A Result of
      Implementation of This Resolution, Any Member

                            SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Becomes Entitled to A Fraction of New Equity Shares
       to be Allotted As Bonus Shares, the Company Shall
       Not Issue Any Certificate Or Coupon in Respect of
       Such Fractional Shares But the Total Number of Such
       New Equity Shares Representing Such Fractions Shall
       be Allotted by the Board to A Nominee Or Nominees
       to be Selected by the Board Who Would Hold Them As
       Trustee for the Equity Shareholders Who Would Have
       Been Entitled to Such Fractions in Case the Same
       Were Issued and Such Nominee(s) Will As Soon As
       Possible Sell Such Equity Shares Allotted at the
       Prevailing Market Rate and the Net Sale Proceeds of
       Such Shares After Adjusting the Cost and the
       Expenses in Respect Thereof be Distributed Among
       Such Members Who are Entitled to Such Fractions in
       the Proportion of Their Respective Holdings and
       Fraction Thereof. Resolved Further That for the
       Purpose of Giving Effect to This Resolution, the
       Board be and is Hereby Authorized to Take All Such
       Steps As May be Necessary and Determine All Other
       Terms and Conditions of the Issue of Bonus Shares
       As the Board May in Its Absolute Discretion Deem Fit Management     For          Voted - For
NASPERS LTD, CAPE TOWN
 SECURITY ID: ZAE000015889
 Meeting Date: 26-Aug-16   Meeting Type: Annual General Meeting
 O.1 Acceptance of Annual Financial Statements              Management     For          Voted - For
 O.2 Confirmation and Approval of Payment of Dividends      Management     For          Voted - For
 O.3 Reappointment of PricewaterhouseCoopers Inc. As
       Auditor                                              Management     For          Voted - For
 O.4.1To Confirm the Appointment of : H J Du Toit As A
       Non-executive Director                               Management     For          Voted - For
 O.4.2To Confirm the Appointment of : G Liu As A
       Non-executive Director                               Management     For          Voted - For
 O.5.1To Elect the Following Director : F L N Letele        Management     For          Voted - For
 O.5.2To Elect the Following Director : R Oliveira De Lima  Management     For          Voted - For
 O.5.3To Elect the Following Director : J D T Stofberg      Management     For          Voted - For
 O.5.4To Elect the Following Director : D Meyer             Management     For          Voted - For
 O.6.1Appointment of the Following Audit Committee Member
       : D G Eriksson                                       Management     For          Voted - For
 O.6.2Appointment of the Following Audit Committee Member
       : B J Van Der Ross                                   Management     For          Voted - For
 O.6.3Appointment of the Following Audit Committee Member
       : R C C Jafta                                        Management     For          Voted - For
 O.7 To Endorse the Company's Remuneration Policy           Management     For          Voted - For
 O.8 Approval of General Authority Placing Unissued
       Shares Under the Control of the Directors            Management     For          Voted - For
 O.9 Approval of General Issue of Shares for Cash           Management     For          Voted - For
 O.10 Authorisation to Implement All Resolutions Adopted
       at the Annual General Meeting                        Management     For          Voted - For

                                        SANDS CAPITAL GLOBAL GROWTH FUND
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
S.1.1 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Board - Chair                                       Management     For          Voted - For
S.1.2 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Board - Member                                      Management     For          Voted - For
S.1.3 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Audit Committee - Chair                             Management     For          Voted - For
S.1.4 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Audit Committee - Member                            Management     For          Voted - For
S.1.5 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Risk Committee - Chair                              Management     For          Voted - For
S.1.6 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Risk Committee - Member                             Management     For          Voted - For
S.1.7 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Human Resources and Remuneration Committee - Chair  Management     For          Voted - For
S.1.8 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Human Resources and Remuneration Committee - Member Management     For          Voted - For
S.1.9 Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Nomination Committee - Chair                        Management     For          Voted - For
S1.10  Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Nomination Committee - Member                       Management     For          Voted - For
S1.11  Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Social and Ethics Committee - Chair                 Management     For          Voted - For
S1.12  Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Social and Ethics Committee - Member                Management     For          Voted - For
S1.13  Approval of the Remuneration of the Non- Executive
        Directors Proposed Financial Year 31 March 2018 :
        Trustees of Group Share Schemes/other Personnel
        Funds                                               Management     For          Voted - For
S.2   Approve Generally the Provision of Financial
        Assistance in Terms of Section 44 of the Act        Management     For          Voted - For
S.3   Approve Generally the Provision of Financial
        Assistance in Terms of Section 45 of the Act        Management     For          Voted - For
S.4   General Authority for the Company Or Its
        Subsidiaries to Acquire N Ordinary Shares in the
        Company                                             Management     For          Voted - For
S.5   General Authority for the Company Or Its
        Subsidiaries to Acquire A Ordinary Shares in the
        Company                                             Management     For          Voted - For
S.6   Amendment to the Memorandum of Incorporation:
        Fractions of Shares                                 Management     For          Voted - For

                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
NETFLIX, INC.
 SECURITY ID: 64110L106  TICKER: NFLX
 Meeting Date: 06-Jun-17           Meeting Type: Annual
 1.1 Director: Reed Hastings                               Management     For          Voted - For
 1.2 Director: Jay Hoag                                    Management     For          Voted - For
 1.3 Director: A. George (Skip) Battle                     Management     For          Voted - For
 2.  To Ratify the Appointment of Ernst & Young LLP As
       the Company's Independent Registered Public
       Accounting Firm for the Year Ending December 31,
       2017.                                               Management     For          Voted - For
 3.  Advisory Approval of the Company's Executive
       Officer Compensation.                               Management     For          Voted - For
 4.  Advisory Approval of the Frequency of Votes on the
       Company's Executive Officer Compensation.           Management     1 Year       Voted - 1 Year
 5.  Stockholder Proposal Regarding Proxy Access, If
       Properly Presented at the Meeting.                  Shareholder    Against      Voted - Against
 6.  Stockholder Proposal Regarding an Annual
       Sustainability Report, If Properly Presented at the
       Meeting.                                            Shareholder    Against      Voted - Against
 7.  Stockholder Proposal Regarding an Emissions Report,
       If Properly Presented at the Meeting.               Shareholder    Against      Voted - Against
 8.  Stockholder Proposal Regarding Electing Each
       Director Annually, If Properly Presented at the
       Meeting.                                            Shareholder    Against      Voted - Against
 9.  Stockholder Proposal Regarding Simple Majority
       Voting, If Properly Presented at the Meeting.       Shareholder    Against      Voted - Against
 10. Stockholder Proposal to Amend Section 3.3 of the
       Bylaws to Majority Vote, If Properly Presented at
       the Meeting.                                        Shareholder    Against      Voted - Against
NIKE, INC.
 SECURITY ID: 654106103  TICKER: NKE
 Meeting Date: 22-Sep-16           Meeting Type: Annual
 1.1 Director: Alan B. Graf, Jr.                           Management     For          Voted - For
 1.2 Director: Michelle A. Peluso                          Management     For          Voted - For
 1.3 Director: Phyllis M. Wise                             Management     For          Voted - For
 2.  To Approve Executive Compensation by an Advisory
       Vote.                                               Management     For          Voted - For
 3.  To Approve an Amendment to the Nike, Inc. Employee
       Stock Purchase Plan.                                Management     For          Voted - For
 4.  To Consider A Shareholder Proposal Regarding
       Political Contributions Disclosure.                 Shareholder    Against      Voted - Against
 5.  To Ratify the Appointment of PricewaterhouseCoopers
       LLP As Independent Registered Public Accounting
       Firm.                                               Management     For          Voted - For

                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                  PROPOSED BY  MGT. POSITION REGISTRANT VOTED
ONO PHARMACEUTICAL CO.,LTD.
 SECURITY ID: JP3197600004
 Meeting Date: 29-Jun-17           Meeting Type: Annual General Meeting
     Please Reference Meeting Materials.                   Non-Voting                   Non-Voting
 1   Approve Appropriation of Surplus                      Management      For          Voted - For
 2.1 Appoint A Director Sagara, Gyo                        Management      For          Voted - For
 2.2 Appoint A Director Awata, Hiroshi                     Management      For          Voted - For
 2.3 Appoint A Director Sano, Kei                          Management      For          Voted - For
 2.4 Appoint A Director Kawabata, Kazuhito                 Management      For          Voted - For
 2.5 Appoint A Director Ono, Isao                          Management      For          Voted - For
 2.6 Appoint A Director Kato, Yutaka                       Management      For          Voted - For
 2.7 Appoint A Director Kurihara, Jun                      Management      For          Voted - For
REGENERON PHARMACEUTICALS, INC.
 SECURITY ID: 75886F107  TICKER: REGN
 Meeting Date: 09-Jun-17           Meeting Type: Annual
 1.1 Election of Director: Bonnie L. Bassler               Management      For          Voted - For
 1.2 Election of Director: N. Anthony Coles                Management      For          Voted - For
 1.3 Election of Director: Joseph L. Goldstein             Management      For          Voted - For
 1.4 Election of Director: Christine A. Poon               Management      For          Voted - For
 1.5 Election of Director: P. Roy Vagelos                  Management      For          Voted - For
 1.6 Election of Director: Huda Y. Zoghbi                  Management      For          Voted - For
 2   Ratification of the Appointment of
       PricewaterhouseCoopers LLP As the Company's
       Independent Registered Public Accounting Firm for
       the Fiscal Year Ending December 31, 2017.           Management      For          Voted - For
 3   Proposal to Approve the Amended and Restated
       Regeneron Pharmaceuticals, Inc. 2014 Long-term
       Incentive Plan                                      Management      For          Voted - For
 4   Proposal to Approve, on an Advisory Basis,
       Executive Compensation.                             Management      For          Voted - For
 5   Proposal to Approve, on an Advisory Basis, the
       Frequency of Future Advisory Votes on Executive
       Compensation.                                       Management      3 Years      Voted - 3 Years
ROLLS-ROYCE HOLDINGS PLC, LONDON
 SECURITY ID: GB00B63H8491
 Meeting Date: 04-May-17           Meeting Type: Annual General Meeting
 1   To Receive the Strategic Report, the Directors'
       Report and the Audited Financial Statements for the
       Year Ended 31 December 2016                         Management      For          Voted - For
 2   To Approve the Directors' Remuneration Policy         Management      For          Voted - For
 3   To Approve the Directors' Remuneration Report for
       the Year Ended 31 December 2016                     Management      For          Voted - For

                                      SANDS CAPITAL GLOBAL GROWTH FUND
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Elect Stephen Daintith As A Director of the
      Company                                             Management     For          Voted - For
5   To Re-elect Ian Davis As A Director of the Company
      (member of Nominations & Governance Committee,
      Chairman of Committee and Chairman of the Company)  Management     For          Voted - For
6   To Re-elect Warren East Cbe As A Director of the
      Company                                             Management     For          Voted - For
7   To Re-elect Lewis Booth Cbe As A Director of the
      Company (member of Audit Committee, Chairman of
      Committee Member of Nominations & Governance
      Committee and Member of Science & Technology
      Committee)                                          Management     For          Voted - For
8   To Re-elect Ruth Cairnie As A Director of the
      Company (member of Audit Committee, Member of
      Remuneration Committee Chairman of Committee, and
      Science & Technology Committee)                     Management     For          Voted - For
9   To Re-elect Sir Frank Chapman As A Director of the
      Company (member of Nominations & Governance
      Committee, Member of Remuneration Committee, Member
      of Safety & Ethics Committee and Chairman of
      Committee)                                          Management     For          Voted - For
10  To Re-elect Irene Dorner As A Director of the
      Company (member of Audit Committee, Member of
      Nominations & Governance Committee and Member of
      Safety & Ethics Committee)                          Management     For          Voted - For
11  To Re-elect Lee Hsien Yang As A Director of the
      Company (member of Audit Committee, Member of
      Nominations & Governance Committee and Member of
      Safety & Ethics Committee)                          Management     For          Voted - For
12  To Re-elect Bradley Singer As A Director of the
      Company (member of Science & Technology Committee)  Management     For          Voted - For
13  To Re-elect Sir Kevin Smith As A Director of the
      Company (member of Nominations & Governance
      Committee, Member of Remuneration Committee, Member
      of Science & Technology Committee and Chairman of
      Committee)                                          Management     For          Voted - For
14  To Re-elect Jasmin Staiblin As A Director of the
      Company (member of Nominations & Governance
      Committee and Member of Science & Technology
      Committee)                                          Management     For          Voted - For
15  To Re-appoint KPMG LLP As the Company's Auditor:
      That KPMG LLP be Re-appointed As the Company's
      Auditor to Hold Office Until the Conclusion of the
      Next General Meeting at Which Financial Statements
      are Laid                                            Management     For          Voted - For
16  To Authorise the Audit Committee, on Behalf of the
      Board, to Determine the Auditor's Remuneration      Management     For          Voted - For
17  To Authorise Payments to Shareholders                 Management     For          Voted - For
18  To Authorise Political Donations and Political
      Expenditure                                         Management     For          Voted - For
19  To Approve the Rolls-royce Long-term Incentive Plan   Management     For          Voted - For
20  To Authorise the Directors to Allot Shares            Management     For          Voted - For
21  To Disapply Pre-emption Rights                        Management     For          Voted - For
22  To Authorise the Company to Purchase Its Own
      Ordinary Shares                                     Management     For          Voted - For

                               SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 23  To Adopt the New Articles of Association of the
       Company                                            Management     For          Voted - For
SHOPIFY INC.
 SECURITY ID: CA82509L1076    TICKER: SHOP
 Meeting Date: 07-Jun-17      Meeting Type: Annual
 1.1 Director: Tobias L[]tke                              Management     For          Voted - For
 1.2 Director: Robert Ashe                                Management     For          Voted - For
 1.3 Director: Steven Collins                             Management     For          Voted - For
 1.4 Director: Gail Goodman                               Management     For          Voted - For
 1.5 Director: Jeremy Levine                              Management     For          Voted - For
 1.6 Director: John Phillips                              Management     For          Voted - For
 02  Resolution Approving the Re-appointment of
       PricewaterhouseCoopers LLP As Auditors of the
       Company and Authorizing the Directors to Fix Their
       Remuneration.                                      Management     For          Voted - For
 03  Non-binding Advisory Resolution That the
       Shareholders Accept the Company's Approach to
       Executive Compensation As Disclosed in the
       Management Information Circular for the Meeting.   Management     For          Voted - For
STARBUCKS CORPORATION
 SECURITY ID: 855244109 TICKER: SBUX
 Meeting Date: 22-Mar-17      Meeting Type: Annual
 1A. Election of Director: Howard Schultz                 Management     For          Voted - For
 1B. Election of Director: William W. Bradley             Management     For          Voted - For
 1C. Election of Director: Rosalind Brewer                Management     For          Voted - For
 1D. Election of Director: Mary N. Dillon                 Management     For          Voted - For
 1E. Election of Director: Robert M. Gates                Management     For          Voted - For
 1F. Election of Director: Mellody Hobson                 Management     For          Voted - For
 1G. Election of Director: Kevin R. Johnson               Management     For          Voted - For
 1H. Election of Director: Jorgen Vig Knudstorp           Management     For          Voted - For
 1I. Election of Director: Satya Nadella                  Management     For          Voted - For
 1J. Election of Director: Joshua Cooper Ramo             Management     For          Voted - For
 1K. Election of Director: Clara Shih                     Management     For          Voted - For
 1L. Election of Director: Javier G. Teruel               Management     For          Voted - For
 1M. Election of Director: Myron E. Ullman, III           Management     For          Voted - For
 1N. Election of Director: Craig E. Weatherup             Management     For          Voted - For
 2.  Advisory Resolution to Approve our Executive
       Compensation.                                      Management     For          Voted - For
 3.  Advisory Vote on the Frequency of Future Advisory
       Votes on Executive Compensation.                   Management     1 Year       Voted - 1 Year
 4.  Ratification of Selection of Deloitte & Touche LLP
       As our Independent Registered Public Accounting
       Firm for Fiscal 2017.                              Management     For          Voted - For
 5.  Amend Proxy Access Bylaw.                            Shareholder    Against      Voted - Against

                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
THE CHARLES SCHWAB CORPORATION
 SECURITY ID: 808513105  TICKER: SCHW
 Meeting Date: 16-May-17           Meeting Type: Annual
 1A.  Election of Director: William S. Haraf                Management     For          Voted - For
 1B.  Election of Director: Frank C. Herringer              Management     For          Voted - For
 1C.  Election of Director: Stephen T. McLin                Management     For          Voted - For
 1D.  Election of Director: Roger O. Walther                Management     For          Voted - For
 1E.  Election of Director: Robert N. Wilson                Management     For          Voted - For
 2.   Ratification of the Selection of Deloitte & Touche
        LLP As Independent Auditors                         Management     For          Voted - For
 3.   Frequency of Advisory Vote on Named Executive
        Officer Compensation                                Management     1 Year       Voted - 1 Year
 4.   Advisory Vote to Approve Named Executive Officer
        Compensation                                        Management     For          Voted - For
 5.   Stockholder Proposal Requesting Disclosure of
        Lobbying Policy, Procedures and Oversight; Lobbying
        Expenditures; and Participation in Organizations
        Engaged in Lobbying                                 Shareholder    Against      Voted - Against
 6.   Stockholder Proposal Requesting Annual Disclosure
        of EEO-1 Data                                       Shareholder    Against      Voted - Against
 7.   Stockholder Proposal Requesting Adoption of A Proxy
        Access Bylaw for Director Nominations by
        Stockholders                                        Shareholder    Against      Voted - Against
 8.   Stockholder Proposal Requesting Majority Vote
        Tabulation for All Non- Binding Matters Presented
        by Stockholders                                     Shareholder    Against      Voted - Against
THE PRICELINE GROUP INC.
 SECURITY ID: 741503403  TICKER: PCLN
 Meeting Date: 08-Jun-17           Meeting Type: Annual
 1.1  Director: Timothy M. Armstrong                        Management     For          Voted - For
 1.2  Director: Jeffery H. Boyd                             Management     For          Voted - For
 1.3  Director: Jan L. Docter                               Management     For          Voted - For
 1.4  Director: Jeffrey E. Epstein                          Management     For          Voted - For
 1.5  Director: Glenn D. Fogel                              Management     For          Voted - For
 1.6  Director: James M. Guyette                            Management     For          Voted - For
 1.7  Director: Robert J. Mylod, Jr.                        Management     For          Voted - For
 1.8  Director: Charles H. Noski                            Management     For          Voted - For
 1.9  Director: Nancy B. Peretsman                          Management     For          Voted - For
 1.10 Director: Thomas E. Rothman                           Management     For          Voted - For
 1.11 Director: Craig W. Rydin                              Management     For          Voted - For
 1.12 Director: Lynn M. Vojvodich                           Management     For          Voted - For
 2.   To Ratify the Selection of Deloitte & Touche LLP As
        the Independent Registered Public Accounting Firm
        of the Company for the Fiscal Year Ending December
        31, 2017.                                           Management     For          Voted - For

                            SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3. To Approve on A Non-binding Advisory Basis the 2016
      Compensation Paid by the Company to Its Named
      Executive Officers.                                 Management     For          Voted - For
 4. To Cast A Non-binding Advisory Vote on the
      Frequency of Future Non-binding Advisory Votes on
      the Compensation Paid by the Company to Its Named
      Executive Officers.                                 Management     1 Year       Voted - 1 Year
 5. To Consider and Vote Upon A Non-binding Stockholder
      Proposal Concerning Special Meetings.               Shareholder    Against      Voted - Against
TITAN COMPANY LIMITED
 SECURITY ID: INE280A01028
 Meeting Date: 03-Aug-16   Meeting Type: Annual General Meeting
 1  To Receive, Consider and Adopt: A. the Audited
      Financial Statements for the Financial Year Ended
      31st March, 2016 Together with the Reports of the
      Board of Directors and Auditors Thereon. B. the
      Audited Consolidated Financial Statements for the
      Financial Year Ended 31st March, 2016 Together with
      the Report of the Auditors Thereon                  Management     For          Voted - For
 2  To Confirm the Payment of Interim Dividend Declared
      by the Board of Directors on 16th March 2016 on
      Equity Shares As Dividend for the Financial Year
      Ended 31st March 2016                               Management     For          Voted - For
 3  To Appoint A Director in Place of Mr. C.V. Sankar
      (din: 00703204), Who Retires by Rotation And, Being
      Eligible, Offers Himself for Re-appointment         Management     For          Voted - For
 4  Ratification of Appointment of Auditors: Deloitte
      Haskins & Sells, Chartered Accountants (firm
      Registration No. 0080725)                           Management     For          Voted - For
 5  Appointment of Branch Auditor                         Management     For          Voted - For
 6  Ratification of Cost Auditors' Remuneration           Management     For          Voted - For
 7  Re-appointment of Mr. Bhaskar Bhat As Managing
      Director                                            Management     For          Voted - For
 8  Appointment of Mr. Ashwani Puri As an Independent
      Director                                            Management     For          Voted - For
 9  Appointment of Mr. K. Gnanadesikan As A Director      Management     For          Voted - For
    06 Jul 2016: Please Note That This is A Revision
      Due to Modification of The-text of Resolutions 4
      and 5. If You Have Already Sent in Your Votes,
      Please-do Not Vote Again Unless You Decide to Amend
      Your Original Instructions.-Thank You.              Non-Voting                  Non-Voting
UCB SA, BRUXELLES
 SECURITY ID: BE0003739530
 Meeting Date: 27-Apr-17   Meeting Type: Mix
    Market Rules Require Disclosure of Beneficial Owner
      Information for All Voted-accounts. If an Account
      Has Multiple Beneficial Owners, You Will Need

                                     SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        To-provide the Breakdown of Each Beneficial Owner
        Name, Address and Share-position to Your Client
        Service Representative. This Information is
        Required-in Order for Your Vote to be Lodged        Non-Voting                  Non-Voting
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power Of- Attorney (POA)
        May be Required in Order to Lodge and Execute Your
        Voting- Instructions in This Market. Absence of A
        POA, May Cause Your Instructions To-be Rejected. If
        You Have Any Questions, Please Contact Your Client
        Service- Representative                             Non-Voting                  Non-Voting
 A.1  Receive Directors' Report                             Non-Voting                  Non-Voting
 A.2  Receive Auditors' Report                              Non-Voting                  Non-Voting
 A.3  Receive Consolidated Financial Statements and
        Statutory Reports                                   Non-Voting                  Non-Voting
 A.4  Approve Financial Statements, Allocation of Income,
        Including Dividends of EUR 1.15 Per Share           Management     For          Voted - For
 A.5  Approve Remuneration Report                           Management     For          Voted - For
 A.6  Approve Discharge of Directors                        Management     For          Voted - For
 A.7  Approve Discharge of Auditors                         Management     For          Voted - For
 A.81A Reelect Viviane Monges As Director                   Management     For          Voted - For
 A.81B Indicate Viviane Monges As Independent Board Member  Management     For          Voted - For
 A.82A Reelect Albrecht De Graeve As Director               Management     For          Voted - For
 A.82B Indicate Albrecht De Graeve As Independent Board
        Member                                              Management     For          Voted - For
 A.8.3Elect Roch Doliveux As Director                       Management     For          Voted - For
 S.9.1 Approve Restricted Stock Plan Re: Issuance of
        1,054,000 Restricted Shares                         Management     For          Voted - For
 S.9.2 Amend Us Employee Stock Purchase Plan                Management     For          Voted - For
 S.10 Approve Change-of-control Clause Re: Emtn Program     Management     For          Voted - For
UNDER ARMOUR, INC.
 SECURITY ID: 904311107   TICKER: UAA
 Meeting Date: 31-May-17            Meeting Type: Annual
 1.1  Director: Kevin A. Plank                              Management     For          Voted - For
 1.2  Director: George W. Bodenheimer                       Management     For          Voted - For
 1.3  Director: Douglas E. Coltharp                         Management     For          Voted - For
 1.4  Director: Anthony W. Deering                          Management     For          Voted - For
 1.5  Director: Jerri L. Devard                             Management     For          Voted - For
 1.6  Director: Karen W. Katz                               Management     For          Voted - For
 1.7  Director: A.B. Krongard                               Management     For          Voted - For
 1.8  Director: William R. McDermott                        Management     For          Voted - For
 1.9  Director: Eric T. Olson                               Management     For          Voted - For
 1.10 Director: Harvey L. Sanders                           Management     For          Voted - For
 2.   To Approve, by A Non-binding Advisory Vote, the
        Compensation of Executives As Disclosed in the
        "executive Compensation" Section of the Proxy
        Statement, Including the Compensation Discussion
        and Analysis and Tables.                            Management     For          Voted - For

                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.  To Recommend, by Non-binding Vote, the Frequency of
       Executive Compensation Votes.                      Management     1 Year       Voted - 1 Year
 4.  Ratification of Appointment of Independent
       Registered Public Accounting Firm.                 Management     For          Voted - For
VISA INC.
 SECURITY ID: 92826C839  TICKER: V
 Meeting Date: 31-Jan-17           Meeting Type: Annual
 1A. Election of Director: Lloyd A. Carney                Management     For          Voted - For
 1B. Election of Director: Mary B. Cranston               Management     For          Voted - For
 1C. Election of Director: Francisco Javier
       Fernandez-Carbajal                                 Management     For          Voted - For
 1D. Election of Director: Gary A. Hoffman                Management     For          Voted - For
 1E. Election of Director: Alfred F. Kelly, Jr.           Management     For          Voted - For
 1F. Election of Director: Robert W. Matschullat          Management     For          Voted - For
 1G. Election of Director: Suzanne Nora Johnson           Management     For          Voted - For
 1H. Election of Director: John A.C. Swainson             Management     For          Voted - For
 1I. Election of Director: Maynard G. Webb, Jr.           Management     For          Voted - For
 2.  Advisory Vote to Approve Executive Compensation.     Management     For          Voted - For
 3.  Advisory Vote on the Frequency of Future Advisory
       Votes on Executive Compensation.                   Management     1 Year       Voted - 1 Year
 4.  Ratification of the Appointment of KPMG LLP As our
       Independent Registered Public Accounting Firm for
       the 2017 Fiscal Year.                              Management     For          Voted - For
WHOLE FOODS MARKET, INC.
 SECURITY ID: 966837106  TICKER: WFM
 Meeting Date: 17-Feb-17           Meeting Type: Annual
 1A. Election of Director: Dr. John Elstrott              Management     For          Voted - For
 1B. Election of Director: Mary Ellen Coe                 Management     For          Voted - For
 1C. Election of Director: Shahid (Hass) Hassan           Management     For          Voted - For
 1D. Election of Director: Stephanie Kugelman             Management     For          Voted - For
 1E. Election of Director: John Mackey                    Management     For          Voted - For
 1F. Election of Director: Walter Robb                    Management     For          Voted - For
 1G. Election of Director: Jonathan Seiffer               Management     For          Voted - For
 1H. Election of Director: Morris (Mo) Siegel             Management     For          Voted - For
 1I. Election of Director: Jonathan Sokoloff              Management     For          Voted - For
 1J. Election of Director: Dr. Ralph Sorenson             Management     For          Voted - For
 1K. Election of Director: Gabrielle Sulzberger           Management     For          Voted - For
 1L. Election of Director: William (Kip) Tindell, III     Management     For          Voted - For
 2.  Advisory Vote to Approve the Compensation of the
       Named Executive Officers.                          Management     For          Voted - For
 3.  Advisory Vote on the Frequency of Shareholder Votes
       on Executive Compensation.                         Management     1 Year       Voted - 1 Year
 4.  Ratification of the Appointment of Ernst & Young
       LLP As Independent Auditor for the Company for the
       Fiscal Year Ending September 24, 2017.             Management     For          Voted - For




                                    SANDS CAPITAL GLOBAL GROWTH FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5.  Proposal Asking our Board of Directors to Adopt
       Revisions to the Company's Proxy Access Bylaw.     Shareholder    Against      Voted - Against
 6.  Proposal Asking the Company to Issue A Report
       Regarding our Food Waste Efforts.                  Shareholder    Against      Voted - Against
WORKDAY, INC.
 SECURITY ID: 98138H101  TICKER: WDAY
 Meeting Date: 20-Jun-17           Meeting Type: Annual
 1.1 Director: Christa Davies                             Management     For          Voted - For
 1.2 Director: Michael A. Stankey                         Management     For          Voted - For
 1.3 Director: George J. Still, Jr.                       Management     For          Voted - For
 2.  To Ratify the Appointment of Ernst & Young LLP As
       Workday's Independent Registered Public Accounting
       Firm for the Fiscal Year Ending January 31, 2018.  Management     For          Voted - For
 3.  Advisory Vote on Named Executive Officer
       Compensation.                                      Management     For          Voted - For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS

By: /s/ Michael Beattie
    Michael Beattie
    President
    Date: August 30, 2017